UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-05549

REYNOLDS FUNDS, INC.
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
 (Name and address of agent for service)

1-415-265-7167
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 97.3% (a)
COMMON STOCKS - 96.6% (a)
	Aerospace & Defense - 0.8%
3,900	The Boeing Company	$563,901
500	Honeywell International, Inc.	51,785
900	Spirit AeroSystems Holdings, Inc., Class A*	45,063
400	Teledyne Technologies, Inc.*	35,480
800	TransDigm Group, Inc.*	182,760
500	Triumph Group, Inc.	19,875
		898,864
	Air Freight & Logistics - 0.9%
2,100	Expeditors International of Washington, Inc.	94,710
3,700	FedEx Corporation	551,263
3,600	United Parcel Service, Inc., Class B	346,428
		992,401
	Airlines - 2.2%
5,400	Alaska Air Group, Inc.	434,754
4,000	Allegiant Travel Company	671,320
1,900	American Airlines Group, Inc.	80,465
3,000	Delta Air Lines, Inc.	152,070
13,600	Hawaiian Holdings, Inc.*	480,488
8,700	JetBlue Airways Corporation*	197,055
500	Ryanair Holdings plc - SP-ADR	43,230
2,500	SkyWest, Inc.	47,550
7,400	Southwest Airlines Company	318,644
1,200	Spirit Airlines, Inc.*	47,820
		2,473,396
	Auto Components - 0.4%
4,100	The Goodyear Tire & Rubber Company	133,947
2,500	Lear Corporation	307,075
		441,022
	Automobiles - 1.7%
1,400	Tata Motors, Ltd. - SP-ADR*	41,258
7,700	Tesla Motors, Inc.*	1,848,077
		1,889,335
	Banks - 0.3%
1,600	JPMorgan Chase & Company	105,648
300	Signature Bank*	46,011
3,800	Wells Fargo & Company	206,568
		358,227
	Beverages - 3.7%
1,800	Anheuser-Busch InBev N.V.- SP-ADR	225,000
300	The Boston Beer Company, Inc., Class A*	60,573
2,900	Coca-Cola Bottling Company Consolidated	529,279
7,400	The Coca-Cola Company	317,904
1,100	Coca-Cola Enterprises, Inc.	54,164
700	Coca-Cola Femsa, S.A.B. de C.V. - SP-ADR	49,567
3,700	Constellation Brands, Inc., Class A	527,028
400	Diageo plc - SP-ADR	43,628
8,800	Dr Pepper Snapple Group, Inc.	820,160
900	Fomento Economico Mexicano, S.A.B. de C.V. - SP-ADR	83,115
2,800	Molson Coors Brewing Company, Class B	262,976
3,000	Monster Beverage Corporation*	446,880
6,300	PepsiCo, Inc.	629,496
		4,049,770
	Biotechnology - 6.9%
5,000	AbbVie, Inc.	296,200
800	ACADIA Pharmaceuticals, Inc.*	28,520
5,600	Achillion Pharmaceuticals, Inc.*	60,424
1,800	Alexion Pharmaceuticals, Inc.*	343,350
1,000	Alkermes plc*	79,380
2,800	Alnylam Pharmaceuticals, Inc.*	263,592
2,800	Amgen, Inc.	454,524
800	Anacor Pharmaceuticals, Inc.*	90,376
1,400	ARIAD Pharmaceuticals, Inc.*	8,750
4,200	Biogen Idec, Inc.*	1,286,670
2,300	BioMarin Pharmaceutical, Inc.*	240,948
1,000	Bluebird Bio, Inc.*	64,220
3,700	Celgene Corporation*	443,112
3,000	Chimerix, Inc.*	26,850
1,000	China Biologic Products, Inc.*	142,460
5,700	Clovis Oncology, Inc.*	199,500
3,800	Esperion Therapeutics, Inc.*	84,588
4,200	Gilead Sciences, Inc.	424,998
4,700	Incyte Corporation*	509,715
300	Intercept Pharmaceuticals, Inc.*	44,805
1,400	Medivation, Inc.*	67,676
1,300	Myriad Genetics, Inc.*	56,108
600	Prothena Corporation plc*	40,866
2,100	Regeneron Pharmaceuticals, Inc.*	1,140,027
1,100	Repligen Corporation*	31,119
4,100	Sarepta Therapeutics, Inc.*	158,178
7,200	Seattle Genetics, Inc.*	323,136
1,100	United Therapeutics Corporation*	172,271
4,100	Vertex Pharmaceuticals, Inc.*	515,903
4,000	ZIOPHARM Oncology, Inc.*	33,240
		7,631,506
	Building Products - 0.5%
600	A.O. Smith Corporation	45,966
2,300	Fortune Brands Home & Security, Inc.	127,650
2,900	Lennox International, Inc.	362,210
2,300	Masco Corporation	65,090
		600,916
	Capital Markets - 1.8%
900	Ameriprise Financial, Inc.	95,778
500	BlackRock, Inc.	170,260
5,900	The Charles Schwab Corporation	194,287
6,800	E*TRADE Financial Corporation*	201,552
900	Financial Engines, Inc.	30,303
1,500	The Goldman Sachs Group, Inc.	270,345
7,300	Interactive Brokers Group, Inc., Class A	318,280
1,100	Northern Trust Corporation	79,299
7,100	SEI Investments Company	372,040
700	TD Ameritrade Holding Corporation	24,297
1,700	Virtus Investment Partners, Inc.	199,682
		1,956,123
	Chemicals - 0.3%
1,500	CF Industries Holdings, Inc.	61,215
600	E.I. du Pont de Nemours and Company	39,960
500	Ecolab, Inc.	57,190
800	Monsanto Company	78,816
400	PPG Industries, Inc.	39,528
200	The Sherwin-Williams Company	51,920
600	Westlake Chemical Corporation	32,592
		361,221
	Commercial Services & Supplies - 0.9%
2,700	The ADT Corporation	89,046
7,300	Cintas Corporation	664,665
1,900	Republic Services, Inc.	83,581
400	Stericycle, Inc.*	48,240
1,100	Waste Connections, Inc.	61,952
		947,484
	Communications Equipment - 0.4%
2,900	Cisco Systems, Inc.	78,749
400	F5 Networks, Inc.*	38,784
400	Motorola Solutions, Inc.	27,380
2,000	Oclaro, Inc.*	6,960
1,000	Palo Alto Networks, Inc.*	176,140
2,500	QUALCOMM, Inc.	124,963
2,600	Telefonaktiebolaget LM Ericsson - SP-ADR	24,986
		477,962
	Consumer Finance - 0.1%
2,400	Synchrony Financial*	72,984

	Consumer Services- Diversified - 0.0%
1,500	Weight Watchers International, Inc.*	34,200

	Containers & Packaging - 0.4%
900	AEP Industries, Inc.*	69,435
800	International Paper Company	30,160
6,700	Sealed Air Corporation	298,820
		398,415
	Electrical Equipment - 0.3%
5,800	SolarCity Corporation*	295,916

	Electronic Equipment, Instruments & Components - 0.3%
1,400	Fitbit, Inc., Class A*	41,426
3,000	Maxwell Technologies, Inc.*	21,420
2,000	OSI Systems, Inc.*	177,320
500	Zebra Technologies Corporation, Class A*	34,825
		274,991
	Energy Equipment & Services - 0.0%
400	Core Laboratories N.V.	43,496

	Financial Services- Diversified - 0.4%
800	Berkshire Hathaway, Inc., Class B*	105,632
400	CME Group, Inc.	36,240
500	Intercontinental Exchange, Inc.	128,130
500	Moody's Corporation	50,170
2,100	Nasdaq, Inc.	122,157
		442,329
	Food & Staples Retailing - 3.4%
1,600	Casey's General Stores, Inc.	192,720
15,900	Costco Wholesale Corporation	2,567,850
3,100	CVS Health Corporation	303,087
2,400	The Kroger Company	100,392
6,300	Walgreens Boots Alliance, Inc.	536,477
800	Wal-Mart Stores, Inc.	49,040
900	Whole Foods Market, Inc.	30,150
		3,779,716
	Food Products - 1.6%
1,300	Campbell Soup Company	68,315
800	The Hain Celestial Group, Inc.*	32,312
4,500	Hormel Foods Corporation	355,860
400	J & J Snack Foods Corporation	46,668
400	The J.M. Smucker Company	49,336
1,200	Kellogg Company	86,724
3,000	The Kraft Heinz Company	218,280
4,100	McCormick & Company, Inc., Non Voting Shares	350,796
5,600	Mondelez International, Inc., Class A	251,104
500	Sanderson Farms, Inc.	38,760
2,400	Tyson Foods, Inc., Class A	127,992
3,500	WhiteWave Foods Company*	136,185
		1,762,332
	Health Care Equipment & Supplies - 3.3%
800	Abaxis, Inc.	44,544
17,600	Abbott Laboratories	790,416
1,800	ABIOMED, Inc.*	162,504
1,700	Align Technology, Inc.*	111,945
3,000	Baxter International, Inc.	114,450
2,900	Becton, Dickinson and Company	446,861
300	C. R. Bard, Inc.	56,832
6,600	DENTSPLY International, Inc.	401,610
3,500	Edwards Lifesciences Corporation*	276,430
1,200	Hologic, Inc.*	46,428
4,500	IDEXX Laboratories, Inc.*	328,140
700	Integra LifeSciences Holdings Corporation*	47,446
600	LivaNova plc*	35,622
2,900	Medtronic plc	223,068
3,100	Sirona Dental Systems, Inc.*	339,667
1,700	St. Jude Medical, Inc.	105,009
1,600	STERIS plc	120,544
500	Varian Medical Systems, Inc.*	40,400
		3,691,916
	Health Care Providers & Services - 3.9%
1,700	Acadia Healthcare Company, Inc.*	106,182
1,900	Adeptus Health, Inc., Class A*	103,588
1,300	Aetna, Inc.	140,556
3,400	AmerisourceBergen Corporation	352,614
5,000	AMN Healthcare Services, Inc.*	155,250
5,300	Anthem, Inc.	739,032
1,000	Cardinal Health, Inc.	89,270
3,100	Cigna Corporation	453,623
800	CorVel Corporation*	35,136
4,800	Express Scripts Holding Company*	419,568
1,400	Fresenius Medical Care AG & Company KGaA - ADR	58,576
700	Health Net, Inc.*	47,922
1,500	Henry Schein, Inc.*	237,285
3,600	Humana, Inc.	642,636
700	Magellan Health, Inc.*	43,162
2,000	Quest Diagnostics, Inc.	142,280
2,900	UnitedHealth Group, Inc.	341,156
1,800	Universal Health Services, Inc., Class B	215,082
		4,322,918
	Health Care Technology - 0.5%
2,000	Allscripts Healthcare Solutions, Inc.*	30,760
2,100	athenahealth, Inc.*	338,037
3,200	Cerner Corporation*	192,544
		561,341
	Hotels, Restaurants & Leisure - 6.5%
2,600	Brinker International, Inc.	124,670
1,900	Buffalo Wild Wings, Inc.*	303,335
2,300	Carnival Corporation	125,304
800	The Cheesecake Factory, Inc.	36,888
3,500	Darden Restaurants, Inc.	222,740
500	DineEquity, Inc.	42,335
12,900	Domino's Pizza, Inc.	1,435,125
1,700	Dunkin' Brands Group, Inc.	72,403
3,200	Hilton Worldwide Holdings, Inc.	68,480
300	Homeinns Hotel Group - ADR*	10,248
1,800	InterContinental Hotels Group plc - ADR	69,732
2,400	Marriott International, Inc., Class A	160,896
7,300	McDonald's Corporation	862,422
800	Norwegian Cruise Line Holdings, Ltd.*	46,880
2,700	Panera Bread Company, Class A*	525,906
2,100	Papa John's International, Inc.	117,327
19	Restaurant Brands International L.P.	709
4,900	Royal Caribbean Cruises, Ltd.	495,929
600	Shake Shack, Inc., Class A*	23,760
35,000	Starbucks Corporation	2,101,050
700	Wyndham Worldwide Corporation	50,855
1,100	Wynn Resorts, Ltd.	76,109
2,600	Yum! Brands, Inc.	189,930
		7,163,033
	Household Durables - 0.1%
400	Harman International Industries, Inc.	37,684
400	Helen of Troy, Ltd.*	37,700
800	Lennar Corporation, Class A	39,128
700	Tupperware Brands Corporation	38,955
		153,467
	Household Products - 1.8%
7,100	The Clorox Company	900,493
4,900	Colgate-Palmolive Company	326,438
1,700	Kimberly-Clark Corporation	216,410
6,500	The Procter & Gamble Company	516,165
400	WD-40 Company	39,460
		1,998,966
	Industrial Conglomerates - 0.5%
400	3M Company	60,256
15,500	General Electric Company	482,825
		543,081
	Insurance - 0.9%
500	ACE, Ltd.	58,425
1,700	American International Group, Inc.	105,349
1,700	Marsh & McLennan Companies, Inc.	94,265
4,600	Torchmark Corporation	262,936
4,000	The Travelers Companies, Inc.	451,440
900	Validus Holdings, Ltd.	41,661
		1,014,076
	Internet & Catalog Retail - 12.4%
11,600	Amazon.com, Inc.*	7,840,324
2,700	Ctrip.com International, Ltd. - ADR*	125,091
6,105	Expedia, Inc.	758,851
700	HSN, Inc.	35,469
6,100	JD.com, Inc. - ADR*	196,817
2,100	Liberty Interactive Corporation, Class A*	57,372
28,700	Netflix, Inc.*	3,282,706
700	The Priceline Group, Inc.*	892,465
700	Shutterfly, Inc.*	31,192
5,600	TripAdvisor, Inc.*	477,400
6,100	Vipshop Holdings, Ltd. - ADR*	93,147
		13,790,834
	Internet Software & Services - 11.9%
400	58.Com, Inc. - ADR*	26,384
3,700	Akamai Technologies, Inc.*	194,731
6,400	Alibaba Group Holding, Ltd. - SP-ADR*	520,128
1,700	Alphabet, Inc., Class A*	1,322,617
7,250	Alphabet, Inc., Class C*	5,501,880
3,700	Angie's List, Inc.*	34,595
900	Autohome, Inc. - ADR*	31,428
6,500	Baidu, Inc. - SP-ADR*	1,228,760
4,300	eBay, Inc.*	118,164
15,300	Facebook, Inc., Class A*	1,601,298
1,000	IAC/InterActiveCorp	60,050
500	j2 Global, Inc.	41,160
1,300	LinkedIn Corporation, Class A*	292,604
3,700	NetEase, Inc. - ADR	670,588
1,600	NIC, Inc.	31,488
2,900	Qihoo 360 Technology Company, Ltd. - ADR*	211,149
1,300	SINA Corporation*	64,220
600	Sohu.com, Inc.*	34,314
400	Stamps.com, Inc.*	43,844
1,600	Twitter, Inc.*	37,024
6,800	VeriSign, Inc.*	594,048
2,400	WebMD Health Corporation*	115,920
2,100	Yahoo!, Inc.*	69,846
300	YY, Inc. - ADR*	18,741
2,800	Zillow Group, Inc., Class A*	72,912
9,200	Zillow Group, Inc., Class C*	216,016
		13,153,909
	IT Services - 3.4%
700	Cognizant Technology Solutions Corporation, Class A*	42,014
1,900	DST Systems, Inc.	216,714
3,300	Fiserv, Inc.*	301,818
5,500	Gartner, Inc.*	498,850
400	Global Payments, Inc.	25,804
3,900	Infosys, Ltd. - SP-ADR	65,325
1,100	InterXion Holding N.V.*	33,165
1,400	Jack Henry & Associates, Inc.	109,284
8,100	MasterCard, Inc., Class A	788,616
6,200	Paychex, Inc.	327,918
3,300	PayPal Holdings, Inc.*	119,460
1,700	Square, Inc., Class A*	22,253
1,100	Teradata Corporation*	29,062
14,700	Visa, Inc., Class A	1,139,985
2,400	Xerox Corporation	25,512
		3,745,780
	Leisure Products - 0.1%
1,700	Hasbro, Inc.	114,512

	Life Sciences Tools & Services - 1.1%
2,000	Agilent Technologies, Inc.	83,620
3,900	Bruker Corporation*	94,653
1,500	Illumina, Inc.*	287,917
600	PAREXEL International Corporation*	40,872
400	Quintiles Transnational Holdings, Inc.*	27,464
1,800	Thermo Fisher Scientific, Inc.	255,330
2,900	Waters Corporation*	390,282
		1,180,138
	Machinery - 0.3%
600	Caterpillar, Inc.	40,776
1,100	Snap-On, Inc.	188,573
800	Stanley Black & Decker, Inc.	85,384
600	The Toro Company	43,842
		358,575
	Media - 2.7%
1,000	Cablevision Systems Corporation, Class A	31,900
1,900	CBS Corporation, Class B Non Voting Shares	89,547
900	Charter Communications, Inc., Class A*	164,790
4,900	Discovery Communications, Inc., Class A*	130,732
1,400	DISH Network Corporation, Class A*	80,052
4,400	The Interpublic Group of Companies, Inc.	102,432
65	Liberty Global plc LiLAC, Class A*	2,689
2,116	Liberty Global plc, Class A*	89,634
900	Liberty Global plc, Series C*	36,693
2,700	Liberty Media Corporation, Class A*	105,975
20,700	Sirius XM Holdings, Inc.*	84,249
9,500	Starz, Class A*	318,250
1,000	Viacom, Inc., Class B	41,160
16,200	The Walt Disney Company	1,702,296
		2,980,399
	Metals & Mining - 0.0%
5,000	Freeport-McMoRan, Inc.	33,850

	Multiline Retail - 0.9%
700	Big Lots, Inc.	26,978
3,400	Dollar General Corporation	244,358
4,000	Dollar Tree, Inc.*	308,880
900	Macy's, Inc.	31,482
2,700	Nordstrom, Inc.	134,487
3,900	Target Corporation	283,179
		1,029,364
	Oil, Gas & Consumable Fuels - 0.1%
1,200	Devon Energy Corporation	38,400
800	EQT Corporation	41,704
600	Sasol - SP-ADR	16,092
500	Tesoro Corporation	52,685
		148,881
	Paper & Forest Products - 0.0%
1,500	Louisiana-Pacific Corporation*	27,015

	Personal Products - 0.0%
900	Unilever N.V.	38,988

	Pharmaceuticals - 5.2%
1,200	Akorn, Inc.*	44,772
700	Allergan plc*	218,750
13,400	Bristol-Myers Squibb Company	921,786
1,500	Dr. Reddy's Laboratories, Ltd. - ADR	69,435
8,900	Eli Lilly and Company	749,914
2,900	Endo International plc*	177,538
2,000	Horizon Pharma plc*	43,340
2,200	Jazz Pharmaceuticals plc*	309,232
13,000	Johnson & Johnson	1,335,360
1,100	Mallinckrodt plc*	82,093
1,000	The Medicines Company*	37,340
7,500	Merck & Company, Inc.	396,150
1,900	Novartis AG - SP-ADR	163,476
700	Novo Nordisk A/S - SP-ADR	40,656
2,000	Pacira Pharmaceuticals, Inc.*	153,580
400	Perrigo Company plc	57,880
21,500	Pfizer, Inc.	694,020
700	Relypsa, Inc.*	19,838
300	Shire plc- ADR	61,500
1,600	Teva Pharmaceutical Industries, Ltd. - SP-ADR	105,024
1,300	Valeant Pharmaceuticals International, Inc.*	132,145
		5,813,829
	Professional Services - 0.2%
400	Equifax, Inc.	44,548
400	IHS, Inc., Class A*	47,372
700	Towers Watson & Company, Class A	89,922
600	Verisk Analytics, Inc., Class A*	46,128
		227,970
	Real Estate Management & Development - 0.0%
300	Jones Lang LaSalle, Inc.	47,958

	Road & Rail - 0.2%
2,200	Avis Budget Group, Inc.*	79,838
600	Kansas City Southern	44,802
700	Old Dominion Freight Line, Inc.*	41,349
700	Ryder System, Inc.	39,781
		205,770
	Semiconductors & Semiconductor Equipment - 1.4%
700	Analog Devices, Inc.	38,724
800	Applied Materials, Inc.	14,936
2,000	ARM Holdings plc - SP-ADR	90,480
500	Avago Technologies, Ltd.	72,575
1,200	Canadian Solar, Inc.*	34,752
1,200	Cavium, Inc.*	78,852
1,700	First Solar, Inc.*	112,183
4,600	Intel Corporation	158,470
1,300	Lam Research Corporation	103,246
2,900	Lattice Semiconductor Corporation*	18,763
1,500	Linear Technology Corporation	63,705
800	MA-COM Technology Solutions Holding, Inc.*	32,712
2,700	Marvell Technology Group, Ltd.	23,814
10,700	NVIDIA Corporation	352,672
900	NXP Semiconductors N.V.*	75,825
900	OmniVision Technologies, Inc.*	26,118
500	Silicon Motion Technology Corporation - ADR	15,680
400	Skyworks Solutions, Inc.	30,732
900	Synaptics, Inc.*	72,306
1,900	Taiwan Semiconductor Manufacturing Company Ltd. - SP-ADR	43,225
1,900	Ultratech, Inc.*	37,658
		1,497,428
	Software - 3.6%
900	Activision Blizzard, Inc.	34,839
4,800	Adobe Systems, Inc.*	450,912
500	ANSYS, Inc.*	46,250
1,800	Autodesk, Inc.*	109,674
2,000	Barracuda Networks, Inc.*	37,360
600	Blackbaud, Inc.	39,516
1,000	Citrix Systems, Inc.*	75,650
600	CyberArk Software, Ltd.*	27,084
1,200	Ebix, Inc.	39,348
2,800	FactSet Research Systems, Inc.	455,196
1,100	Fair Isaac Corporation	103,598
700	Fortinet, Inc.*	21,819
500	Intuit, Inc.	48,250
19,400	Microsoft Corporation	1,076,312
300	MicroStrategy, Inc., Class A*	53,787
1,600	Nuance Communications, Inc.*	31,824
1,100	Rovi Corporation*	18,326
4,800	Salesforce.com, Inc.*	376,320
1,800	SAP SE - SP-ADR	142,380
2,900	Splunk, Inc.*	170,549
1,400	Symantec Corporation	29,400
500	Synchronoss Technologies, Inc.*	17,615
8,500	Synopsys, Inc.*	387,685
300	Tyler Technologies, Inc.*	52,296
200	The Ultimate Software Group, Inc.*	39,102
1,300	VMware, Inc., Class A*	73,541
		3,958,633
	Specialty Retail - 4.8%
1,100	Abercrombie & Fitch Company, Class A	29,700
600	AutoNation, Inc.*	35,796
1,900	AutoZone, Inc.*	1,409,629
400	The Children's Place, Inc.	22,080
1,800	Dick's Sporting Goods, Inc.	63,630
1,200	Foot Locker, Inc.	78,108
2,100	Francesca's Holdings Corporation*	36,561
5,200	The Home Depot, Inc.	687,700
300	Lithia Motors, Inc., Class A	32,001
13,600	Lowe's Companies, Inc.	1,034,144
900	O'Reilly Automotive, Inc.*	228,078
1,900	Rent-A-Center, Inc.	28,443
300	Restoration Hardware Holdings, Inc.*	23,835
5,500	Ross Stores, Inc.	295,955
3,200	Sally Beauty Holdings, Inc.*	89,248
800	Signet Jewelers, Ltd.	98,952
4,900	The TJX Companies, Inc.	347,459
4,600	Tractor Supply Company	393,300
1,600	Ulta Salon, Cosmetics & Fragrance, Inc.*	296,000
3,100	Urban Outfitters, Inc.*	70,525
		5,301,144
	Technology Hardware, Storage & Peripherals - 1.5%
12,500	Apple, Inc.	1,315,750
3,500	BlackBerry, Ltd.*	32,480
1,000	SanDisk Corporation	75,990
3,600	Seagate Technology plc	131,976
800	Stratasys, Ltd.*	18,784
1,900	Western Digital Corporation	114,095
		1,689,075
	Telecommunication Services- Diversified - 0.1%
1,600	AT&T Inc.	55,056
800	Level 3 Communications, Inc.*	43,488
900	Verizon Communications, Inc.	41,598
		140,142
	Textiles, Apparel & Luxury Goods - 1.4%
500	Carter's, Inc.	44,515
1,400	Coach, Inc.	45,822
1,800	Hanesbrands, Inc.	52,974
4,000	Iconix Brand Group, Inc.*	27,320
2,300	lululemon athletica, Inc.*	120,681
15,400	NIKE, Inc., Class B	962,500
1,200	PVH Corporation	88,380
400	Ralph Lauren Corporation	44,592
3,900	Skechers U.S.A., Inc., Class A*	117,819
		1,504,603
	Trading Companies & Distributors - 0.2%
4,200	Fastenal Company	171,444

	Water Utilities - 0.1%
2,000	American Water Works Company, Inc.	119,500

	Wireless Telecommunication Services - 0.2%
800	SBA Communications Corporation, Class A*	84,056
1,500	T-Mobile US, Inc.*	58,680
1,200	Vodafone Group plc -SP-ADR	38,712
		181,448
	TOTAL COMMON STOCKS (cost $83,307,950)	107,092,593

PUBLICLY TRADED PARTNERSHIPS - 0.1% (a)
	Capital Markets - 0.1%
5,800	The Blackstone Group L.P.	169,592
	TOTAL PUBLICLY TRADED PARTNERSHIPS (cost $221,039)	169,592

REITs - 0.6% (a)
	Real Estate Investment Trusts - 0.6%
1,000	Digital Realty Trust, Inc.	75,620
400	Equinix, Inc.	120,960
2,000	Extra Space Storage, Inc.	176,420
733	Four Corners Property Trust, Inc.*	17,709
800	HCP, Inc.	30,592
500	Public Storage	123,850
800	Sovran Self Storage, Inc.	85,848
700	Ventas, Inc.	39,501
	TOTAL REITS (cost $650,380)	670,500
	TOTAL INVESTMENTS- 97.3%
	(cost $84,179,369)	107,932,685
	Cash and receivables, less liabilities - 2.7% (a)	2,953,115
	TOTAL NET ASSETS - 100.0%	$110,885,800

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
ADR -	Unsponsored American Depositary Receipt
AG -	German Corporation
KGaA -	German Limited Partnership
L.P. -	Limited Partnership
N.V. -	Dutch Public Limited Liability Co.
plc -	Public Limited Company
S.A.B. de C.V. -	Sociedad Anonima Bursetil de Capital Variable
SP-ADR -	Sponsored American Depositary Receipt

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.  For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$87,674,325
Gross unrealized appreciation	20,848,554
Gross unrealized depreciation	(590,194)
Net unrealized appreciation	$20,258,360

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

Summary of Fair Value Exposure

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”), or if no sale is reported, the latest bid price. Securities which are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2015, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stock	$107,092,593
Publicly Traded Partnerships	169,592
REITS	670,500
Total Level 1	107,932,685

Level 2 - None	-
Level 3 - None	-
Total	$107,932,685

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period. For the period ended December 31, 2015, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Reynolds Funds, Inc.

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President and Treasurer

Date     February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Frederick L. Reynolds
Frederick L. Reynolds, President and Treasurer

Date     February 29, 2016

* Print the name and title of each signing officer under his or her signature.